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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Signatures

EX-99.302CERT

EX-99.906CERT

2

Item 1. Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

May 24, 2016

To Our Shareholders:

Keyco Bond Fund, Inc. has submitted applications to the IRS to change its accounting methods for amortizing bond premium and accreting bond original issue discount to better comport with IRS rules and regulations. These changes impact the timing of revenue recognition and will result in a one-time cumulative net reduction of tax-exempt income for the Fund in its 2016 fiscal year. Although overall dividend payments to you for the fiscal year will not differ markedly, there will be a reduction in the portion that is tax exempt. Our preliminary estimate is that about 65% of your dividend income for 2016 will be tax exempt and about 35% will be taxable ordinary income dividends.

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2016. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2015 annual meeting and the Fund’s Privacy Policy.

In November 2015, the Board of Directors declared quarterly dividends totaling $67.40 per post-split share for the year ending September 30, 2016. Regular dividends of $18.80 per post-split share have been paid during the six months ended March 31, 2016. In addition, a regular dividend of $16.85 per post-split share was paid on May 2, 2016. The dividend amount is subject to review and possible revision in September 2016 taking into account the actual tax-exempt net investment income for the year.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

3

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

for Six Months Ended March 31, 2016

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $159,909 or $12.91 per share compared with $437,891 or $35.25 per post-reverse stock split share last year. Most of this $277,982 reduction was the result of changes in accounting methods which impacts the timing of revenue recognition. In the second quarter of the 2015-16 fiscal year, the Fund recognized a net reduction of interest income of $288,568 due to those accounting changes. In addition, interest income was also reduced by $11,987 due to continuing municipal bond interest rate reductions which was offset by a reduction of $22,573 in expenses during the period.

As of March 31, 2016, the weighted average annual yield on the Fund’s portfolio was 4.47% based on cost and 4.24% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the reporting period, municipal bond interest rates declined.

The net asset value of the Fund was $26,170,135 or $2,112.20 per share at March 31, 2016, an increase of $354,157 or $28.59 per share from September 30, 2015. This change was the result of a decrease in undistributed income of $73,028, reduction in accumulated net realized loss from investments of $4,488 and an increase in unrealized appreciation of investments of $422,697.

4

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

for Six Months Ended March 31, 2016

The weighted average maturity was 14.1 years, an increase from the prior year-end weighted average maturity of 13.2 years.

Asset Allocation

The bond portfolio is allocated by state/territory as follows:

Other

During the period, four bonds were called for total proceeds of $800,019. Cash from these dispositions was reinvested in bonds to mature in 20 to 29 years. Portfolio turnover was 3.1%.

5

KEYCO BOND FUND, INC.

Additional Information

March 31, 2016

RESULTS OF MEETING OF SHAREHOLDERS

The annual meeting of shareholders was held on Tuesday, December 15, 2015. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors
			Number of Shares
				Withheld
	Nominee		For	Authority

	Mark E. Schlussel		12,370	0
	Steve Milgrom		12,370	0
	Thomas E. Purther		12,370	0
	Ellen T. Horing		12,370	0
	Michael Pullman		12,370	0

Item 2.	Ratify the selection of registered independent accountants

	Ratify the selection of Sanville & Company as the
	Fund's registered independent public accountants
	for the year ending September 30, 2016
			Number
			of Shares

		For	12,370
		Against	0
		Abstain	0

6

KEYCO BOND FUND, INC.

Additional Information

March 31, 2016

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

7

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities

March 31, 2016 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.4%	Amount	Value
Michigan - 23.9%
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF
enhanced)	$400,000	$411,344
Berkley, Michigan, School District, 4%, May 2040 (Q-SBLF enhanced)	500,000	520,860
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028
(Q-SBLF enhanced)	400,000	410,184
Fowlerville, Michigan, Community Schools, 3%, May 2025
(Q-SBLF enhanced)	500,000	514,940
Michigan Municipal Bond Authority, Revenue, Clean Water, State
Revolving Fund, 5%, October 2022	45,000	45,140
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	294,897
Michigan State Housing Development Authority, Rental Housing
Revenue, Series A-2, 4.5%, October 2036	500,000	516,290
Michigan State Housing Development Authority, Rental Housing
Revenue, Series A, 4.625%, October 2039	500,000	527,935
Michigan State University, General Revenue, Stepped Coupon, 3%,
August 2045	500,000	506,700
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured,
Q-SBLF enhanced)	400,000	430,844
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	837,072
Walled Lake, Michigan, Consolidated School District, 5%, May 2037
(Q-SBLF enhanced)	485,000	546,411
Wayland, Michigan, Union School District, 5%, May 2026 (AGM
insured, Q-SBLF enhanced)	650,000	700,817
		6,263,434
Alabama - 1.5%
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029
(AMBAC insured) (Pre-refunded)	180,000	184,657
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029
(AMBAC insured)	195,000	199,432
		384,089
Arizona - 2.6%
Arizona Board of Regents, University of Arizona System, Revenue, 5%,
June 2038	250,000	285,430
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	401,593
		687,023
Arkansas - 1.3%
South Conway County School District No. 17, Arkansas, 3.75%,
June 2045	335,000	335,412

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

8

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2016 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.4%	Amount	Value
Colorado - 2.8%
Colorado State Board of Governors, University Enterprise System,
Revenue, 5.25%, March 2027 (National FGIC insured) (Pre-refunded)	$170,000	$177,099
Colorado State Board of Governors, University Enterprise System,
Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	31,163
University of Colorado, Enterprise System Revenue, 5%, June 2032
(National insured) (Pre-refunded)	500,000	525,055
		733,317
District of Columbia - 3.3%
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	447,411
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	415,536
		862,947
Florida - 4.0%
Florida State, Board of Education, Public Education, Capital Outlay,
Series C, 4.75%, June 2034	500,000	524,755
Florida State Turnpike Authority, Turnpike Revenue, Department of
Transportation, 5%, July 2027 (National FGIC insured)(Pre-refunded)	500,000	510,230
		1,034,985
Georgia - 3.1%
Georgia State Housing and Finance Authority, 3.5%, December 2030	300,000	304,251
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	513,465
		817,716
Hawaii - 4.5%
Honolulu, Hawaii, City and County Wastewater System Revenue,
Series A, 5%, July 2031 (National insured)(Pre-refunded)	350,000	353,839
Honolulu, Hawaii, City and County Wastewater System Revenue,
Series A, 5%, July 2041	250,000	280,503
Hawaii State, Series DN, 5.5%, August 2028 (Pre-refunded)	335,000	371,069
Hawaii State, Series DN, 5.5%, August 2028	165,000	181,607
		1,187,018
Illinois - 9.8%
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%,
December 2027 (AGM insured)	470,000	485,778
Illinois Finance Authority, 4%, October 2033	250,000	266,345
Rock Island County, Illinois, Public Building Revenue, 4%,
December 2045	475,000	490,186
Southern Illinois University Revenue, 5%, April 2026 (National insured)
(Pre-refunded)	750,000	750,000
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	540,475
		2,532,784

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

9

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2016 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.4%	Amount	Value
Indiana- 5.8%
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	$480,000	$516,758
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029
(National FGIC insured)	975,000	996,713
		1,513,471
Maine - 0.7%
Maine State Housing Authority, Mortgage Purchase, Revenue,
Series A-2, 4.5%, November 2034	175,000	186,779
Massachusetts - 3.0%
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC
insured)(Pre-refunded)	445,000	482,175
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC
insured)	55,000	59,617
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	254,178
		795,970
Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	269,640
Nevada - 2.2%
Clark County, Nevada, 5%, November 2024 (AMBAC insured)
(Pre-refunded)	120,000	123,116
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	180,000	184,338
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	266,133
		573,587
New Jersey - 0.7%
Mercer County, New Jersey, Improvement Authority Revenue,
State Justice Complex, 6.4%, January 2018	180,000	192,343
New York - 2.9%
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System Revenue, Series DD, 5.625%, June 2028
(Pre-refunded)	500,000	552,945
New York State Mortgage Agency, 3.1%, April 2028	200,000	201,676
		754,621
North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B,
Housing Finance Program, 3.05%, January 2025	100,000	104,108

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

10

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2016 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.4%	Amount	Value
Pennsylvania - 4.3%
Pennsylvania State, Series 1, 4%, June 2033	$550,000	$592,575
Pennsylvania State, Second Series, 4%, August 2035	500,000	536,305
		1,128,880
Puerto Rico - 2.3%
Puerto Rico Public Finance Corporation Commonwealth
Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	593,589
Texas - 8.4%
Texas A & M University, Revenue Financing System, Series B, 4.75%,
May 2032	400,000	449,424
Crosby, Texas, Independent School District, 5%, February 2043	250,000	291,410
Prosper, Texas, 4%, February 2035	265,000	281,027
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032
(Pre-refunded)	55,000	58,996
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	600,154
University of Houston, Texas, Revenue, 3%, February 2028	340,000	350,829
Waco, Texas, 3.125%, February 2036	180,000	179,073
		2,210,913
Utah - 1.7%
Utah State Building Authority, Lease Revenue, State Facilities Master
Lease, 5%, May 2030 (Pre-refunded)	400,000	450,200
Virginia - 2.2%
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	287,725
Virginia College, Building Authority, Series, B, 4%, February 2028	250,000	276,188
		563,913
Washington - 6.0%
University of Washington, Revenue, 4.5%, April 2035	330,000	363,871
Washington State, Series C, 5%, January 2032 (National FGIC insured)
(Pre-refunded)	365,000	376,903
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	310,428
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	241,188
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	286,862
		1,579,252
Total long-term state and municipal obligations - 98.4%		25,755,991

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

11

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2016 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.4%	Amount	Value
Money Market Fund - 0.2%
Goldman Sachs Financial Square Tax-Free Money Market, 0.02%*	$53,167	$53,167

Total investments - 98.6%		25,809,158

Other assets less liabilities, net - 1.4%		360,977

Net assets (100%)		$26,170,135

* Seven-day yield.

The accompanying notes are an integral part of these financial statements.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

12

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2016 (unaudited)

Assets
Investments in securities, at fair value (cost $24,445,153)	$25,755,991
Money market fund (cost $53,167)	53,167
Cash	27,352
Interest receivable	353,018
Other	500
Total assets	26,190,028

Liabilities
Accounts payable	10,065
Capital shares redeemed	9,828
Total liabilities	19,893
Net Assets	$26,170,135

Net Assets consist of:
Capital stock, $2.04 par value; 29,411 shares authorized;
12,390 shares issued and outstanding	$25,276
Additional paid-in capital	728,728
Retained earnings prior to July 1, 1979	24,024,284
Accumulated undistributed net investment income	160,124
Accumulated net realized loss from investments	(79,115)
Net unrealized appreciation of investments	1,310,838
Net Assets	$26,170,135

Net Asset Value per share
($26,170,135 / 12,390 shares outstanding)	$2,112.20

The accompanying notes are an integral part of these financial statements.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

13

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2016 (unaudited)

Interest income		$221,756

Expenses
Legal and accounting (Note 5)	$43,945
Custodial fee	7,059
Directors' fees	8,000
Miscellaneous	2,843
Total expenses		61,847
Net investment income		159,909

Realized and unrealized gain on investments
Realized gain on investments		4,488
Net change in unrealized appreciation of investments		422,697
Net realized and unrealized gain on investments		427,185

Net increase in net assets resulting from operations		$587,094

The accompanying notes are an integral part of these financial statements.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

14

Keyco Bond Fund, Inc.

Statement of Changes in Net Assets

	Six Months
	Ended	Year
	March 31,	Ended
	2016	Sept. 30,
	(unaudited)	2015
Increase (decrease) in net assets from operations
Net investment income	$159,909	$856,743
Net realized gain (loss) on investments	4,488	(5,899)
Changes in unrealized appreciation (depreciation) of investments	422,697	(178,604)
Net increase in net assets resulting from operations	587,094	672,240

Distributions to shareholders
From net investment income	(232,937)	(855,667)

Capital share transactions (Note 7)	—	(71,959)

Total increase (decrease) in net assets	354,157	(255,386)

Net Assets
Beginning of year	25,815,978	26,071,364
End of period (including undistributed net investment income of $160,124 and $233,152, respectively)	$26,170,135	$25,815,978

The accompanying notes are an integral part of these financial statements.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

15

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months
	Ended
	3/31/2016		Years Ended September 30
	(unaudited)		2015 (d)	2014 (d)	2013 (d)	2012 (d)
Per share operating performance

Net asset value, beginning of period	$2,083.61		$2,098.45	$2,031.10	$2,142.52	$2,081.40

Net investment income	12.91	(e)	69.14	72.19	69.64	74.64
Net realized and unrealized gain (loss) on investments	34.48		(14.92)	66.65	(111.40)	63.34
Total from investment operations	47.39		54.22	138.84	(41.76)	137.98

Less distributions from
Net investment income	(18.80)		(69.06)	(71.40)	(69.36)	(74.46)
Net realized gain on investments	(0.00)		(0.00)	(0.09)	(0.30)	(2.40)
Total distributions	(18.80)		(69.06)	(71.49)	(69.66)	(76.86)

Net asset value, end of period	$2,112.20		$2,083.61	$2,098.45	$2,031.10	$2,142.52

Total return per share net asset value (a)	2.3%		2.6%	6.8%	(2.0%)	6.6%

Ratios and supplemental data

Net assets, end of period (in 000s)	$26,170		$25,816	$26,071	$25,235	$26,619
Ratio of net investment income to average net assets	1.2	%(b)	3.3%	3.5%	3.3%	3.5%
Ratio of expenses to average net assets	0.5	%(b)	0.5%	0.4%	0.5%	0.4%
Portfolio turnover rate	3.1	%(c)	13.7%	12.9%	14.8%	13.2%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value excluding reinvestment of dividends. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.

(b) Annualized

(c) Not annualized

(d) On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split. Net asset value and per share information through May 4, 2015 have been updated to reflect the effect of the split. Shareholders received one share for every 102 shares owned and the net asset value per share increased accordingly.

(e) Note 2 regarding changes in accounting methods

The accompanying notes are an integral part of these financial statements.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

16

Keyco Bond Fund, Inc.

Notes to Financial Statements

March 31, 2016

1.	Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

17

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2016

2.	Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations**	$—	$25,755,991	$—	$25,755,991
Money market fund	53,167	—	—	53,167
Total	$53,167	$25,755,991	$—	$25,809,158

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

** Refer to Portfolio of Investments in Securities for nature and risk of municipal bonds held by the Fund..

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

18

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2016

2.	Significant Accounting Policies – Continued

Income Taxes

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

As a result of changes in accounting methods which impact the timing of revenue recognition, the Fund recognized a net reduction of tax-exempt income of $288,568 during the second quarter of the 2015-16 fiscal year. The changes also reduced the cost of securities in the portfolio and increased the net unrealized appreciation by a like amount. The Fund has submitted applications to obtain IRS approval for these changes of accounting methods.

The cost of securities for federal income tax purposes is expected to approximate the cost for financial statement purposes. The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. The unrealized appreciation (depreciation) as of March 31, 2016 was as follows:

Gross unrealized appreciation	$1,313,276
Gross unrealized depreciation	(2,438)
Net unrealized appreciation	$1,310,838

The Fund’s accumulated capital loss carryforward will be used to offset any capital gains realized in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains. The capital loss carryforward qualifies to be carried forward for an unlimited period.

Michigan Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012, or its predecessor tax, the Michigan Business Tax, which was in effect from January 1, 2008 until January 1, 2012.

The Fund’s management has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements for March 31, 2016. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

19

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2016

2.	Significant Accounting Policies – Continued

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.

Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $993,118 and $800,019, respectively for the six months ended March 31, 2016.

4.

Portfolio Management

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.

Related Party Transactions

Legal and accounting expenses incurred include $22,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

6.

Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

20

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2016

7.

Capital Share Transactions

The Fund is authorized to issue 29,411 shares of capital stock. The total par value, paid in capital and retained earnings prior to July 1, 1979 as of September 30, 2015, were $24,778,288. Transactions in capital for the year ended September 30, 2015 were as follows:

Shares redeemed	34
Total amount paid for shares redeemed	$71,959

There were no transactions in capital for the six-month period ended March 31, 2016.

8.

Reverse Stock Split

On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split for its capital shares. The Fund also amended its Articles of Incorporation to reduce its authorized capital stock by the 1 for 102 reverse stock split ratio on the same date. The net effect of the reverse stock split was to decrease the number of outstanding shares and increase the net asset value per share by a proportionate amount. Other than the redemption of a shareholder’s fractional share, the reverse stock split did not impact the overall value of a shareholder’s investment in the Fund. Per share and net asset value data in the Financial Highlights tables have been restated to reflect the reverse stock split.

9.

Subsequent Events

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

These financial statements have not been subjected to an audit, review or compilation engagement and no assurance is provided on them.

21

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

22

Item 11. Controls and Procedures.

(a)      Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)      There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)   Not applicable.

(b)       Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

23

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date:	May 24, 2016

24

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.